Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Cost Of Sales [Abstract]
Disclosure of components of cost of sales [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Salaries and employee benefits	$28,815	$32,097
Raw materials and consumables	20,676	34,027
Utilities	4,190	4,439
Transportation costs	2,344	5,212
Other costs	7,782	7,063
Costs before intended use	20,845	1,949
Changes in inventories	(3,459)	(3,346)
Inventory write-downs (Note 8)	3,670	1,299
	$84,863	$82,740